Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for expected credit losses consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Accounts receivable	25,146	23,773	3,503
Less: allowance for expected credit losses	(2,948)	(2,948)	(434)
	22,198	20,825	3,069

As of December 31, 2025 and June 30, 2026, all accounts receivable were due from third-party customers. Allowance for expected credit losses of RMB6 and nil were recognized for the six months ended June 30, 2025 and 2026, respectively.

The movement of the allowance for expected credit losses was as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
At the beginning of the year	(1,601)	(2,948)	(434)
Additions	(1,347)	-	-
At the end of the period	(2,948)	(2,948)	(434)